Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Liabilities [Abstract]
Accrued Expenses
3. ACCRUED EXPENSES
Accrued expenses was as follows at March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Legal fees	$50,000	$957,751
Credit card obligations	443	2,657
Accrued compensation	202,387	77,950
Other	36	36
Accrued legal settlement	11,655,362	16,345,000

Total accrued expenses	$11,908,228	$17,383,394

3. ACCRUED EXPENSES
Accrued expenses was as follows at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Legal fees	$957,751	$53,966
Credit card obligations	2,657	11,759
Accrued compensation	77,950	—
Other	36	5,000
Accrued legal settlement	16,345,000	—
	$17,383,394	$70,725